Note 13 - Investment in Subsidiaries (Details Textual)	12 Months Ended
Mar. 31, 2019
V.V.P. Holdings Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	40.00% [1]

[1]	V.V.P. Holdings Inc. is controlled of VivoPower Singapore Pte Limited notwithstanding only owning 40% of the ordinary share capital.